N-2	Sep. 25, 2023
Cover [Abstract]
Entity Central Index Key	0001821159
Amendment Flag	false
Securities Act File Number	001-39572
Document Type	8-K
Entity Registrant Name	EVgo Inc.
Entity Address, Address Line One	11835 West Olympic Boulevard
Entity Address, Address Line Two	Suite 900E
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90064
City Area Code	877
Local Phone Number	494-3833
Entity Emerging Growth Company	true
Entity Ex Transition Period	false